Feb. 28, 2025
Equity Portfolios - Advisor Classes | Small Cap Equity Portfolio
Small Cap Equity Portfolio
Investment Objective
Long-term capital appreciation consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Advisor Classes Small Cap Equity Portfolio Small Cap Equity Portfolio (Advisor Shares)
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.39%
Total Annual Portfolio Operating Expenses	0.94%

Example
This Example is intended to help you compare the cost of investing in the Portfolio’s Advisor Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Advisor Classes | Small Cap Equity Portfolio | Small Cap Equity Portfolio (Advisor Shares) | USD ($)	96	300	520	1,155

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that Glenmede Investment Management LP (the “Advisor”) believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $8.2 million to $14.8 billion as of December 31, 2024.
The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 31.47% (for the quarter ended December 31, 2020) and the lowest quarterly return was -35.24 (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Advisor Classes - Small Cap Equity Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Small Cap Equity Portfolio (Advisor Shares)		8.51%	11.08%	8.62%
Return After Taxes on Distributions | Small Cap Equity Portfolio (Advisor Shares)		7.49%	9.61%	7.13%
Return After Taxes on Distributions and Sale of Fund Shares | Small Cap Equity Portfolio (Advisor Shares)		5.83%	8.67%	6.67%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		11.54%	7.40%	7.82%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	[1]	8.05%	7.29%	7.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]	25.02%	14.53%	13.10%
Morningstar Small Blend Average	[3]	11.15%	8.07%	7.38%
[1]	The Russell 2000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap stocks.
[2]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well- known index of leading U.S. companies.
[3]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.